March 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Multi-State Municipal Series Trust
• BlackRock New York Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
March 31, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Commercial Services & Supplies — 1.6%
Cornell University
4.84%, 06/15/34	$7,880	$ 7,931,957
Series 2025, 4.73%, 06/15/35	6,140	6,085,271
Trustees of Columbia University in the City of New York, Series 2024, 4.36%, 10/01/35	2,835	2,744,258
Total Corporate Bonds — 1.6% (Cost: $16,977,662)		16,761,486
Municipal Bonds
Alabama — 0.2%
Corporate — 0.2%
Southeast Energy Authority A Cooperative District, RB, Series A, 5.00%, 01/01/56(a)	2,420	2,433,684
California(a) — 0.7%
Corporate — 0.1%
San Joaquin Valley Clean Energy Authority, RB, Series A, Sustainability Bonds, 5.50%, 01/01/56	625	680,618
Transportation — 0.6%
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(b)	13,130	6,958,900
Total Municipal Bonds in California		7,639,518
District of Columbia — 0.0%
Tobacco — 0.0%
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(c)	1,160	266,670
Florida(a)(b)(d)(e) — 0.2%
Transportation — 0.2%
Florida Development Finance Corp., RB, Series A, AMT, 0.00%, 07/15/59	3,260	1,141,000
Florida Development Finance Corp., Refunding RB, AMT, 0.00%, 07/15/32	2,495	873,250
Total Municipal Bonds in Florida		2,014,250
New York — 81.8%
Corporate — 3.0%
Build NYC Resource Corp., Refunding RB, AMT, 5.00%, 01/01/35(b)	100	100,135
New York Energy Finance Development Corp., RB, 5.00%, 07/01/56(a)	24,845	25,363,990
New York Liberty Development Corp., Refunding RB, 5.25%, 10/01/35	5,385	6,118,633
New York State Energy Research & Development Authority, Refunding RB, Series C, 4.00%, 04/01/34	650	660,454
		32,243,212
County/City/Special District/School District — 14.0%
Battery Park City Authority, RB, Series A, Sustainability Bonds, 5.00%, 11/01/53	4,000	4,103,687
Battery Park City Authority, Refunding RB, Sustainability Bonds, 5.00%, 11/01/50	22,765	23,647,342
City of New York, GO
Series B-1, 5.25%, 10/01/43	1,500	1,600,859
Series C-1, 5.25%, 09/01/45	5,160	5,492,857
Series D, 5.38%, 06/01/32	15	15,030
Series D, 5.50%, 04/01/46	8,000	8,606,489
Security	Par (000)	Value
County/City/Special District/School District (continued)
City of New York, GO (continued)
Series D-1, 5.50%, 05/01/44	$2,500	$ 2,675,479
Series E, 5.00%, 08/01/47	5,000	5,151,425
Series G, 02/01/48(f)	3,820	4,024,676
Series G, 02/01/49(f)	4,500	4,728,952
County of Nassau New York, GOL
Series A, 5.00%, 04/01/45	1,805	1,913,697
Series A, 5.00%, 04/01/46	5,695	5,994,217
Series A, 5.00%, 04/01/47	3,925	4,095,653
Series A, 5.00%, 04/01/49	4,000	4,160,129
Series B, (AGM), 5.00%, 07/01/42	4,190	4,306,503
New York City Industrial Development Agency, RB(c)
(AGM), 0.00%, 03/01/41	4,155	2,086,234
(AGM), 0.00%, 03/01/42	5,500	2,602,956
(AGM), 0.00%, 03/01/43	2,000	894,786
(AGM), 0.00%, 03/01/45	2,450	966,903
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B, 5.25%, 05/01/48	2,500	2,640,571
Series B, 5.00%, 05/01/51	4,000	4,110,033
Series F-1, 5.50%, 02/01/50	2,000	2,146,330
Series A-1, Subordinate, 5.00%, 05/01/44	2,500	2,664,590
Series A-1, Subordinate, 5.00%, 05/01/46	4,000	4,145,541
Series G-1, Subordinate, 5.00%, 05/01/46	8,800	9,158,245
New York Liberty Development Corp., Refunding RB
Series 1, 2.75%, 02/15/44	6,125	4,545,320
Series A, Sustainability Bonds, 2.75%, 11/15/41	17,000	13,002,268
New York State Dormitory Authority, RB, 5.00%, 07/01/26	520	520,959
New York State Dormitory Authority, Refunding RB, Series B, 5.00%, 08/15/27(g)	5	5,161
Saratoga County Capital Resource Corp., RB, 5.00%, 07/01/47	1,300	1,353,902
Schenectady County Capital Resource Corp., RB, Series A, 5.25%, 01/01/50	1,375	1,424,040
Suffolk Regional Off-Track Betting Corp, RB, 5.00%, 12/01/34	1,245	1,274,167
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 5.25%, 05/15/52	15,465	16,030,603
		150,089,604
Education — 6.9%
Albany Capital Resource Corp., Refunding RB(d)(e)
4.00%, 07/01/41	930	18,608
4.00%, 07/01/51	962	19,228
Amherst Development Corp., Refunding RB
5.00%, 10/01/43	85	80,431
5.00%, 10/01/48	1,040	936,178
Buffalo & Erie County Industrial Land Development Corp., Refunding RB, Series A, 5.00%, 06/01/35	655	662,130
Build NYC Resource Corp., RB(b)
5.00%, 09/01/39	900	907,524
5.00%, 09/01/44	725	708,860
5.00%, 09/01/49	1,255	1,158,669
Series A, 4.88%, 05/01/31	450	452,514
Series A, 5.13%, 05/01/38	140	140,147
Series A, 5.50%, 05/01/48	2,175	2,098,497
Sustainability Bonds, 5.75%, 06/01/42	500	505,259
Build NYC Resource Corp., Refunding RB
5.00%, 06/01/35	250	250,293
5.00%, 06/01/40	310	310,321
5.00%, 11/01/47	2,900	3,022,123

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Education (continued)
Build NYC Resource Corp., Refunding RB (continued)
Series A, 5.00%, 06/01/43	$325	$ 325,183
County of Cattaraugus New York, RB
5.00%, 05/01/34	130	130,140
5.00%, 05/01/39	225	225,124
Dobbs Ferry Local Development Corp., RB, 5.00%, 07/01/39	1,000	1,000,005
Dutchess County Local Development Corp., RB, 5.00%, 07/01/52	9,145	9,145,300
Dutchess County Local Development Corp., Refunding RB, 5.00%, 07/01/45	8,710	8,940,157
Hempstead Town Local Development Corp., Refunding RB
5.00%, 10/01/34	570	570,534
5.00%, 10/01/35	265	265,226
Monroe County Industrial Development Corp., RB
Series A, 5.00%, 07/01/53	3,230	3,305,485
Series B, 5.13%, 07/01/33	3,145	3,234,150
New York State Dormitory Authority, RB
Series 1, (BHAC-CR AMBAC), 5.50%, 07/01/31	245	264,073
Series 1, (AMBAC), 5.50%, 07/01/40	500	573,167
Series A, Sustainability Bonds, 5.00%, 07/01/48	735	758,816
Series A, Sustainability Bonds, 5.25%, 07/01/50	1,635	1,719,600
New York State Dormitory Authority, Refunding RB
5.00%, 07/01/44	5,000	5,250,849
Series A, 5.00%, 07/01/43	5,000	5,443,003
Series A, 4.00%, 07/01/46	2,500	2,319,261
Series A, 5.50%, 07/01/54	15,000	16,034,031
Onondaga Civic Development Corp., RB, 5.50%, 12/01/56	2,570	2,750,917
Onondaga County Trust for Cultural Resources, Refunding RB, 5.00%, 05/01/40	135	135,678
Schenectady County Capital Resource Corp., Refunding RB, 5.25%, 07/01/52	285	291,254
		73,952,735
Health — 3.0%
Albany Capital Resource Corp., Refunding RB, 5.25%, 05/01/50	3,750	3,923,185
Genesee County Funding Corp., Refunding RB, Series A, 5.25%, 12/01/52	4,345	4,277,785
Monroe County Industrial Development Corp., RB
4.00%, 12/01/41	100	91,230
Series A, 5.00%, 12/01/37	370	370,116
New York State Dormitory Authority, RB
Series 1, 5.25%, 07/01/54	1,300	1,362,073
Series 1-B, 4.00%, 07/01/51	5,000	4,439,191
New York State Dormitory Authority, Refunding RB
5.00%, 05/01/38	1,705	1,816,180
4.00%, 07/01/45	460	373,171
5.00%, 05/01/52	4,000	4,011,805
Series A, (AGM-CR), 4.00%, 05/01/54	3,500	3,081,607
Series A, 4.00%, 05/01/54	3,000	2,587,347
Southold Local Development Corp., RB, 4.00%, 12/01/45	1,900	1,665,309
Suffolk County Economic Development Corp., RB, Series C, 5.00%, 07/01/32	285	285,327
Security	Par (000)	Value
Health (continued)
Tompkins County Development Corp., Refunding RB, 5.00%, 07/01/44	$1,145	$ 1,145,310
Westchester County Local Development Corp., Refunding RB(b)
5.00%, 07/01/41	1,150	1,153,146
5.00%, 07/01/56	1,270	1,119,033
		31,701,815
Housing — 6.0%
New York City Housing Development Corp., RB, M/F Housing
Series D, (HUD SECT 8), 4.75%, 11/01/46	10,405	10,380,715
Series D, (HUD SECT 8), 4.95%, 11/01/51	2,500	2,507,831
Sustainability Bonds, 3.15%, 11/01/36	400	373,718
Sustainability Bonds, (HUD SECT 8), 4.80%, 02/01/53	2,000	1,958,955
Series A-1, Sustainability Bonds, 4.55%, 11/01/44	1,650	1,652,349
Series A-1, Sustainability Bonds, 4.65%, 11/01/49	2,000	1,965,406
Series C, Sustainability Bonds, (FHLMC), 4.95%, 02/01/55	2,500	2,502,754
Series E-1, Sustainability Bonds, 4.55%, 11/01/43	5,000	5,016,070
Series G, Sustainability Bonds, 4.60%, 11/01/43	3,000	3,017,155
Series S, Class F-1, Sustainability Bonds, 4.60%, 11/01/42	2,000	2,017,971
Series S, Class F-1, Sustainability Bonds, 4.75%, 11/01/47	1,500	1,481,990
New York City Housing Development Corp., Refunding RB, Series A, Sustainability Bonds, 4.25%, 11/01/43	520	510,538
New York City Housing Development Corp., Refunding RB, M/F Housing, Series D, Sustainability Bonds, 4.10%, 11/01/38	2,500	2,272,410
New York State Housing Finance Agency, RB, M/F Housing
Series A, (SONYMA), 4.90%, 02/15/38	645	645,155
Series A, (SONYMA), 5.10%, 02/15/38	875	875,894
Series E, (SONYMA), 4.15%, 11/01/47	165	152,097
Series J-1, Sustainability Bonds, (SONYMA), 2.80%, 11/01/51	4,500	3,029,247
State of New York Mortgage Agency Homeowner Mortgage Revenue, RB, S/F Housing
Series 250, Sustainability Bonds, (SONYMA), 4.80%, 10/01/48	5,000	5,004,847
Series 261, Sustainability Bonds, (SONYMA), 4.40%, 10/01/44	5,000	4,925,603
Series 273, Sustainability Bonds, (SONYMA), 4.70%, 10/01/48	2,500	2,468,803
State of New York Mortgage Agency Homeowner Mortgage Revenue, Refunding RB, S/F Housing
AMT, Sustainability Bonds, 1.40%, 10/01/27	5,260	5,051,389
AMT, Sustainability Bonds, 1.50%, 04/01/28	5,475	5,187,211
Yonkers Industrial Development Agency, RB
Series A, (SONYMA), 4.80%, 10/01/26	95	95,156
Series A, (SONYMA), 5.00%, 10/01/37	1,640	1,641,079
		64,734,343
State — 7.7%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/45	10,500	11,084,778
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
State (continued)
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/45	$5,805	$ 6,110,636
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/43	1,500	1,638,269
New York State Dormitory Authority, RB
Series A, 4.80%, 12/01/34	15,220	15,477,044
Series A, 5.00%, 03/15/42	3,945	4,051,703
Series A, 5.00%, 03/15/48	15,000	15,578,930
New York State Dormitory Authority, Refunding RB
Series A, 5.00%, 03/15/41	5,000	5,209,909
Series A, 4.00%, 03/15/43	2,500	2,407,836
Series A, 5.00%, 03/15/48	7,500	7,762,554
Series A, 5.25%, 03/15/50	3,000	3,169,958
Series A-1, 5.00%, 03/15/42	3,105	3,326,338
Series C, 5.25%, 03/15/47	3,000	3,196,064
Series E, 5.00%, 03/15/42	3,535	3,658,441
		82,672,460
Tobacco — 2.6%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 4.75%, 06/01/39	825	686,214
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	4,595	3,722,129
New York Counties Tobacco Trust IV, Refunding RB, Series A, 5.00%, 06/01/42	3,775	3,209,542
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/51	10,305	8,477,275
Series B, 5.00%, 06/01/28	90	90,276
Series B, 5.00%, 06/01/29	105	105,316
Series C, 4.00%, 06/01/51	4,055	2,829,643
Niagara Tobacco Asset Securitization Corp., Refunding RB, 5.25%, 05/15/40	1,250	1,202,768
TSASC, Inc., Refunding RB
Series A, 5.00%, 06/01/30	775	789,599
Series B, 5.00%, 06/01/48	2,000	1,832,112
Westchester Tobacco Asset Securitization Corp., Refunding RB
Sub-Series C, 4.00%, 06/01/42	4,275	3,446,940
Sub-Series C, 5.13%, 06/01/51	2,375	1,988,704
		28,380,518
Transportation — 24.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Refunding RB, Series B-1, Sustainability Bonds, 5.00%, 11/15/42	1,530	1,557,160
Metropolitan Transportation Authority, RB
Series A-2, 4.00%, 11/15/43	5,000	4,680,233
Series A-1, Sustainability Bonds, 4.00%, 11/15/44	2,500	2,308,297
Series D-2, Sustainability Bonds, 4.00%, 11/15/47	8,800	7,881,345
Metropolitan Transportation Authority, Refunding RB
5.00%, 11/15/43	2,250	2,383,207
Series B, 5.00%, 11/15/37	1,500	1,510,185
Series A, Sustainability Bonds, 5.50%, 11/15/47	5,000	5,298,562
Series A, Sustainability Bonds, 5.25%, 11/15/49	2,000	2,066,055
Series C, Sustainability Bonds, (BAM-TCRS), 5.00%, 11/15/42	3,000	3,105,442
Series C, Sustainability Bonds, (BAM), 5.00%, 11/15/44	5,000	5,142,772
New York City Industrial Development Agency, Refunding RB, Series A, 5.00%, 07/01/28	1,225	1,225,795
New York State Thruway Authority, RB
Series A, 5.00%, 03/15/46	2,200	2,317,521
Security	Par (000)	Value
Transportation (continued)
New York State Thruway Authority, RB (continued)
Series A, 5.00%, 03/15/47	$3,000	$ 3,131,473
Series A, 5.00%, 03/15/49	2,500	2,587,130
New York State Thruway Authority, Refunding RB
5.00%, 03/15/42	4,000	4,255,280
Series A, 5.00%, 01/01/48	1,000	1,035,602
Series A, 5.00%, 01/01/51	3,405	3,485,694
Series O, 4.00%, 01/01/47	2,345	2,149,860
Series P, 5.00%, 01/01/49	14,250	14,869,321
New York Transportation Development Corp., ARB
AMT, 5.00%, 12/01/33	4,645	4,988,782
AMT, 5.00%, 12/01/35	1,510	1,603,201
AMT, 5.00%, 12/01/39	3,000	3,118,002
AMT, 5.63%, 04/01/40	5,755	6,047,218
AMT, 5.00%, 12/01/41	7,565	7,813,571
AMT, 5.00%, 12/01/42	1,755	1,804,221
Series A, AMT, 5.00%, 07/01/34	250	250,192
Series A, AMT, 5.00%, 07/01/41	750	750,262
Series A, AMT, 5.25%, 01/01/50	10,190	10,190,240
AMT, Sustainability Bonds, 6.00%, 06/30/44	500	545,011
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	3,245	3,381,283
AMT, 4.00%, 10/31/46	4,355	3,893,334
AMT, 4.00%, 04/30/53	2,500	2,123,426
AMT, Sustainability Bonds, (AGM), 5.00%, 06/30/49	5,960	5,924,194
AMT, Sustainability Bonds, 6.00%, 06/30/54	16,965	17,573,255
AMT, Sustainability Bonds, 5.50%, 06/30/60	15,000	15,022,891
New York Transportation Development Corp., Refunding RB
5.00%, 12/01/38	4,250	4,447,213
Series A, AMT, Sustainability Bonds, (AGM), 5.25%, 12/31/54	10,000	10,056,164
Niagara Falls Bridge Commission, RB, (AGM), 4.16%, 10/01/33	1,650	1,612,749
Niagara Frontier Transportation Authority Airport System Revenues, Refunding ARB
AMT, 5.00%, 04/01/32	300	311,415
AMT, 5.00%, 04/01/33	375	388,233
AMT, 5.00%, 04/01/34	225	232,356
AMT, 5.00%, 04/01/35	200	206,027
AMT, 5.00%, 04/01/36	210	215,673
AMT, 5.00%, 04/01/37	250	256,006
AMT, 5.00%, 04/01/38	250	255,344
AMT, 5.00%, 04/01/39	175	178,306
Port Authority of New York & New Jersey, ARB, Series 218, AMT, 5.00%, 11/01/44	1,960	2,003,308
Port Authority of New York & New Jersey, Refunding ARB
Series 23, 5.25%, 08/01/52	2,500	2,613,822
Series 244, 5.00%, 07/15/49	1,665	1,735,367
Series 231, AMT, 5.00%, 08/01/38	2,500	2,649,026
Series 231, AMT, 5.50%, 08/01/39	5,900	6,413,894
Series 234, AMT, 5.25%, 08/01/47	4,000	4,169,784
Series 238, AMT, 5.00%, 07/15/39	4,000	4,263,041
Series 238, AMT, 5.00%, 07/15/40	1,375	1,454,627
Port Authority of New York & New Jersey, Refunding RB
Series 248, 5.00%, 01/15/50	3,000	3,126,012
Series 250, 5.00%, 10/15/43	2,000	2,188,565
Series 250, 5.00%, 10/15/47	4,335	4,578,161
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/47	10,000	10,428,242

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Sub-Series B-1, 5.00%, 11/15/48	$7,760	$ 8,009,396
Triborough Bridge & Tunnel Authority, Refunding RB
5.00%, 11/15/48	6,000	6,246,413
Series A-2, 5.00%, 11/15/44	3,610	3,854,943
Series C-2, 5.00%, 11/15/42	7,000	7,153,751
Series B-1, Sustainability Bonds, 5.25%, 05/15/54	9,025	9,407,007
Series C, Sustainability Bonds, 5.25%, 11/15/42	4,200	4,620,090
		259,094,952
Utilities — 14.5%
Long Island Power Authority, RB
Series C, (AGM), 5.25%, 09/01/29	3,500	3,740,167
Series E, Sustainability Bonds, 5.00%, 09/01/48	6,335	6,557,387
Long Island Power Authority, Refunding RB
Series A, 5.00%, 09/01/42	3,000	3,281,407
Series A, 5.00%, 09/01/43	10,100	11,019,974
Series A, 5.00%, 09/01/44	8,000	8,524,670
Series A, 5.00%, 09/01/49	4,325	4,480,456
New York City Municipal Water Finance Authority, RB
Series AA-1, 5.25%, 06/15/55	2,560	2,681,009
Series BB, 5.00%, 06/15/43	7,500	8,107,477
Series BB, 5.00%, 06/15/48	4,000	4,165,117
Series BB, 5.25%, 06/15/50	2,500	2,640,414
Series AA-1, Subordinate, 5.25%, 06/15/53	15,105	15,773,880
Series BB, Subordinate, 5.25%, 06/15/56	1,000	1,048,140
New York City Municipal Water Finance Authority, Refunding RB
Series DD, 4.13%, 06/15/46	5,000	4,784,926
Series EE, 5.00%, 06/15/45	5,000	5,250,489
Sub-Series AA-2, 5.00%, 06/15/50	5,000	5,179,700
Series BB-2, VRDN, 2.75%, 04/01/26(a)(h)	15,000	15,000,000
New York Power Authority, RB
Series A, (AGM), 5.75%, 11/15/33(i)	5,000	5,339,400
Sustainability Bonds, (AGM), 4.00%, 11/15/47	10,000	9,236,767
Series A, Sustainability Bonds, (AGM), 5.00%, 11/15/48	5,025	5,252,138
New York State Environmental Facilities Corp., Refunding RB
Series A, 5.25%, 06/15/45	1,750	1,910,967
Series A, 5.25%, 06/15/53	5,000	5,280,823
Utility Debt Securitization Authority, RB, Restructured, 5.00%, 12/15/40	10,000	10,230,570
Utility Debt Securitization Authority, Refunding RB
Series 1, 5.00%, 12/15/40	3,000	3,327,903
Series TE1, Restructured, 5.00%, 12/15/38	9,000	9,928,565
Series 2, Sustainability Bonds, 5.00%, 12/15/50	2,500	2,602,054
		155,344,400
Total Municipal Bonds in New York		878,214,039
Ohio — 0.3%
Tobacco — 0.3%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,440	3,580,170
Puerto Rico — 5.4%
State — 3.9%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	400	421,984
Series A-1, Restructured, 5.75%, 07/01/31	388	423,806
Security	Par (000)	Value
State (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 4.00%, 07/01/35	$931	$ 917,427
Series A-1, Restructured, 4.00%, 07/01/37	799	771,627
Series A-1, Restructured, 4.00%, 07/01/41	233	215,657
Series A-1, Restructured, 4.00%, 07/01/46	1,130	969,751
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(c)	1,333	967,498
Commonwealth of Puerto Rico, Notes(a)
0.00%, 11/01/51(d)(e)	15,951	9,730,042
0.00%, 11/01/51	9,700	3,079,750
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-2, Restructured, 4.54%, 07/01/53	49	43,787
Series A-2, Restructured, 4.78%, 07/01/58	5,323	4,914,716
Series A-2, Restructured, 4.33%, 07/01/40	1,627	1,603,422
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, Series A-1, Restructured, 4.75%, 07/01/53	7,005	6,522,975
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue, RB, CAB(c)
Series A-1, Restructured, 0.00%, 07/01/29	490	440,283
Series A-1, Restructured, 0.00%, 07/01/33	1,423	1,093,382
Series A-1, Restructured, 0.00%, 07/01/46	25,445	8,915,554
Series B-1, Restructured, 0.00%, 07/01/46	2,677	937,981
		41,969,642
Utilities — 1.5%
Puerto Rico Electric Power Authority, RB(d)(e)
Series A, 6.75%, 07/01/36	3,560	2,362,950
Series A-3, 10.00%, 07/01/19	999	664,370
Series B-3, 10.00%, 07/01/19	999	664,370
Series C-1, 5.40%, 01/01/18	2,745	1,825,319
Series C-2, 5.40%, 07/01/18	2,745	1,825,614
Series C-3, 5.40%, 01/01/20	277	184,539
Series C-4, 5.40%, 07/01/20	278	184,539
Series CCC, 5.25%, 07/01/28	440	292,050
Series D-4, 7.50%, 07/01/20	1,726	1,147,841
Series TT, 5.00%, 07/01/26	565	375,019
Series WW, 5.50%, 07/01/17	610	405,650
Series WW, 5.50%, 07/01/18	535	355,775
Series WW, 5.50%, 07/01/19	435	289,275
Series WW, 5.38%, 07/01/24	385	256,025
Series WW, 5.25%, 07/01/33	420	278,775
Series WW, 5.50%, 07/01/38	520	345,150
Series XX, 5.25%, 07/01/17	285	189,169
Series XX, 5.25%, 07/01/35	185	122,794
Series XX, 5.75%, 07/01/36	260	172,575
Puerto Rico Electric Power Authority, Refunding RB
Series AAA, 5.25%, 07/01/23	1,060	704,900
Series AAA, 5.25%, 07/01/29(d)(e)	235	155,981
Series UU, 0.00%, 07/01/17(a)(d)(e)	185	123,025
Series UU, 0.00%, 07/01/18(a)(d)(e)	165	109,725
Series UU, 1.00%, 07/01/31(a)(d)(e)	1,055	700,256
Series ZZ, 5.00%, 07/01/28(d)(e)	435	288,731
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock New York Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utilities (continued)
Puerto Rico Electric Power Authority, Refunding RB (continued)
Series ZZ, 5.00%, 12/29/49(d)(e)	$430	$ 285,950
Puerto Rico Electric Power Authority, Refunding RB, BAB, Series YY, 6.13%, 07/01/40(d)(e)	1,860	1,234,575
		15,544,942
Total Municipal Bonds in Puerto Rico		57,514,584
Total Municipal Bonds — 88.6% (Cost: $970,077,939)		951,662,915
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
New York — 12.8%
County/City/Special District/School District — 3.9%
City of New York, GO, Series A-1, 5.25%, 09/01/43	10,000	10,664,473
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series D-1, 5.25%, 11/01/43	2,960	3,162,507
Series D-1, 5.50%, 11/01/45	5,910	6,332,047
Series D-1, 5.25%, 11/01/48	10,000	10,391,240
Series H-1, Subordinate, 5.00%, 11/01/46	11,000	11,492,750
		42,043,017
State — 2.3%
Empire State Development Corp., Refunding RB
5.00%, 03/15/41	10,000	10,663,980
5.00%, 03/15/44	4,220	4,429,610
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 03/15/42	9,410	9,738,593
		24,832,183
Transportation — 5.4%
Hudson Yards Infrastructure Corp., Refunding RB
Series A, 5.00%, 02/15/38	17,485	17,737,653
Series A, 5.00%, 02/15/39	9,005	9,128,908
Metropolitan Transportation Authority, Refunding RB, Sustainability Bonds, Series C, 5.00%, 11/15/41	11,365	11,796,854
Triborough Bridge & Tunnel Authority, RB, Senior Lien, Sustainability Bonds, Series D-2, 5.25%, 05/15/47	8,410	8,818,043
Triborough Bridge & Tunnel Authority, Refunding RB, Series A, 5.00%, 11/15/45	10,000	10,221,177
		57,702,635
Utilities — 1.2%
New York City Municipal Water Finance Authority, Refunding RB, Series AA-3, 5.00%, 06/15/47	12,500	13,016,996
Total Municipal Bonds in New York		137,594,831
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 12.8% (Cost: $136,126,015)		137,594,831

Security	Shares	Value
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(e)(k)	109,364	$ 180,451
Total Warrants — 0.0% (Cost: $ — )		180,451
Total Long-Term Investments — 103.0% (Cost: $1,123,181,616)		1,106,199,683
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.23%(l)(m)	31,975,378	31,978,575
Total Short-Term Securities — 3.0% (Cost: $31,978,575)		31,978,575
Total Investments — 106.0% (Cost: $1,155,160,191)		1,138,178,258
Other Assets Less Liabilities — 0.4%		4,122,608
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (6.4)%		(68,366,422)
Net Assets — 100.0%		$ 1,073,934,444

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(i)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock New York Municipal Opportunities Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 06/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/26	Shares Held at 03/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 31,853,314	$ 125,261 (a)	$ —	$ —	$ —	$ 31,978,575	31,975,378	$ 490,604	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 16,761,486	$ —	$ 16,761,486
Municipal Bonds	—	951,662,915	—	951,662,915
Municipal Bonds Transferred to Tender Option Bond Trusts	—	137,594,831	—	137,594,831
Warrants	—	—	180,451	180,451
Short-Term Securities
Money Market Funds	31,978,575	—	—	31,978,575
	$31,978,575	$1,106,019,232	$180,451	$1,138,178,258
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $67,969,996 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMBAC	AMBAC Assurance Corp.
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
Portfolio Abbreviation (continued)
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
BHAC-CR	Berkshire Hathaway Assurance Corp. - Custodian Receipt
CAB	Capital Appreciation Bonds
Schedule of Investments

Schedule of Investments (unaudited)(continued)
March 31, 2026
BlackRock New York Municipal Opportunities Fund

Portfolio Abbreviation (continued)
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HUD SECT 8	U.S. Department of Housing and Urban Development Section 8
M/F	Multi-Family
RB	Revenue Bonds
S/F	Single-Family
SAW	State Aid Withholding
SONYMA	State of New York Mortgage Agency
VRDN	Variable Rate Demand Note